UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%
	Shares	Value
ARGENTINA — 1.4%
MercadoLibre	72,000	$8,923,680

BELGIUM — 1.6%
UCB	129,000	10,028,253

BRAZIL — 1.2%
Cielo	532,000	7,930,681

CHINA — 7.5%
Alibaba Group Holding ADR *	273,000	24,318,840
Baidu ADR *	109,000	23,753,280

		48,072,120

INDIA — 11.3%
Asian Paints	776,000	10,731,448
Housing Development Finance	1,337,000	27,168,862
ITC	2,719,000	16,125,792
Motherson Sumi Systems	1,016,000	7,381,206
Titan Company	1,598,000	11,028,491

		72,435,799

ITALY — 1.3%
Prada	1,472,000	8,642,545

JAPAN — 1.8%
Ono Pharmaceutical	113,000	11,892,587

NETHERLANDS — 4.2%
ASML Holding ADR, Cl G	208,000	21,619,520
Koninklijke Vopak	98,000	5,465,188

		27,084,708

SOUTH AFRICA — 2.7%
Naspers, Cl N	122,000	17,599,952

SWITZERLAND — 1.5%
SGS	5,100	9,674,166

THAILAND — 4.1%
Airports of Thailand	928,000	9,156,501
CP ALL	13,547,000	17,162,162

		26,318,663

UNITED KINGDOM — 7.1%
ARM Holdings	1,262,000	19,668,872
ASOS *	326,000	13,446,612
Rolls-Royce Holdings	929,000	12,411,506

		45,526,990

UNITED STATES — 50.5%
Biogen Idec *	68,000	26,462,880

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — (continued)
BioMarin Pharmaceutical *	183,000	$17,780,280
Cerner *	190,000	12,606,500
Charles Schwab	771,000	20,030,580
Discovery Communications, Cl A *	75,000	2,173,875
Discovery Communications, Cl C *	75,000	2,091,000
Facebook, Cl A *	369,000	28,010,790
FMC Technologies *	242,000	9,070,160
Google, Cl A *	18,500	9,944,675
Google, Cl C *	15,700	8,391,964
Kansas City Southern	106,000	11,669,540
Las Vegas Sands	221,500	12,042,955
LinkedIn, Cl A *	58,000	13,034,920
Medidata Solutions *	277,000	11,908,230
Monsanto	188,000	22,180,240
NIKE, Cl B	180,000	16,605,000
priceline.com *	11,000	11,104,280
Regeneron Pharmaceuticals *	53,500	22,291,310
Schlumberger	193,000	15,901,270
Visa, Cl A	120,000	30,589,200
Workday, Cl A *	260,000	20,659,600

		324,549,249

TOTAL COMMON STOCK
(Cost $572,007,403)		618,679,393

TOTAL INVESTMENTS — 96.2%
(Cost $572,007,403)†		$618,679,393

Percentages are based on Net Assets of $643,320,417.
*	Non-income producing security.

ADR—American Depositary Receipt

Cl—Class

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $572,007,403, and the unrealized appreciation and depreciation were $65,640,171 and $(18,968,181), respectively.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2015
(Unaudited)

The following is a summary of the inputs used as of January 31, 2015 when valuing the Fund’s investments.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$8,923,680	$—	$—	$8,923,680
Belgium	—	10,028,253	—	10,028,253
Brazil	7,930,681	—	—	7,930,681
China	48,072,120	—	—	48,072,120
India	—	72,435,799	—	72,435,799
Italy	—	8,642,545	—	8,642,545
Japan	—	11,892,587	—	11,892,587
Netherlands	21,619,520	5,465,188	—	27,084,708
South Africa	—	17,599,952	—	17,599,952
Switzerland	—	9,674,166	—	9,674,166
Thailand	—	26,318,663	—	26,318,663
United Kingdom	—	45,526,990	—	45,526,990
United States	324,549,249	—	—	324,549,249

Total Common Stock	411,095,250	207,584,143	—	618,679,393

Total Investments in Securities	$411,095,250	$207,584,143	$—	$618,679,393

During the period ended January 31, 2015, there were transfers from Level 1 to Level 2. Changes in the classifications between Level 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. During the period ended January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statement.

SAN-QH-001-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015